Acquisition (Details) - ReTo [Member]	Apr. 25, 2025 USD ($) $ / shares shares
Acquisition [Line Items]
Percentage of equity interest	51.00%
Cash | $	$ 3,978,000
Issuance of escrow earnout share | shares	4,680,000
Price per share | $ / shares	$ 3.88